Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
Safran S.A.	127,485	$16,684,514

		$16,684,514

Automobiles — 1.1%
Stellantis NV	932,883	$17,889,443

		$17,889,443

Banks — 7.9%
Bank of New York Mellon Corp. (The)	631,396	$32,409,557
Citigroup, Inc.	218,140	14,750,627
HDFC Bank, Ltd.	419,997	8,074,284
HSBC Holdings PLC	3,648,163	20,138,567
ING Groep NV	1,105,589	14,185,472
Mitsubishi UFJ Financial Group, Inc.(1)	1,765,177	9,324,860
Svenska Handelsbanken AB, Class A	1,202,697	13,553,557
Swedbank AB, Class A	499,730	9,731,551
Wells Fargo & Co.	282,071	12,958,342

		$135,126,817

Beverages — 3.3%
Coca-Cola Co. (The)	515,345	$29,390,125
Diageo PLC	542,691	26,910,015

		$56,300,140

Biotechnology — 1.1%
CSL, Ltd.	88,268	$18,791,426

		$18,791,426

Building Products — 1.5%
Assa Abloy AB, Class B	416,748	$13,367,723
Kingspan Group PLC	113,079	12,296,644

		$25,664,367

Construction & Engineering — 0.0%(2)
Abengoa S.A., Class A(3)(4)	311,491	$0
Abengoa S.A., Class B(3)(4)	3,220,895	0

		$0

Construction Materials — 1.0%
CRH PLC	355,260	$17,755,560

		$17,755,560

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(3)	74,393	$20,702,828
London Stock Exchange Group PLC	104,622	10,909,071
ORIX Corp.	529,373	9,261,591

		$40,873,490

Security	Shares	Value
Electric Utilities — 1.8%
Iberdrola S.A.	1,287,398	$15,493,942
NextEra Energy, Inc.(5)	183,697	14,309,996

		$29,803,938

Electrical Equipment — 2.9%
AMETEK, Inc.	196,446	$27,315,816
Schneider Electric SE	133,617	22,379,287

		$49,695,103

Electronic Equipment, Instruments & Components — 4.6%
CDW Corp.	119,441	$21,899,508
Halma PLC	309,074	12,406,534
Keyence Corp.	26,605	14,819,051
Murata Manufacturing Co., Ltd.	60,450	5,016,487
TE Connectivity, Ltd.	159,834	23,570,720

		$77,712,300

Entertainment — 2.4%
Nintendo Co., Ltd.	17,909	$9,207,069
Walt Disney Co. (The)(3)(5)	179,369	31,572,532

		$40,779,601

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	45,592	$12,893,417
Equity Residential	83,137	6,994,316

		$19,887,733

Food Products — 3.6%
Mondelez International, Inc., Class A	443,076	$28,028,988
Nestle S.A.	261,640	33,131,382

		$61,160,370

Health Care Equipment & Supplies — 4.0%
Alcon, Inc.	130,271	$9,483,605
Boston Scientific Corp.(3)(5)	542,726	24,748,306
Intuitive Surgical, Inc.(3)(5)	21,285	21,103,226
Straumann Holding AG	7,093	13,150,551

		$68,485,688

Health Care Providers & Services — 0.9%
Anthem, Inc.	41,547	$15,954,463

		$15,954,463

Hotels, Restaurants & Leisure — 1.2%
Compass Group PLC(3)	934,174	$19,738,987

		$19,738,987

Industrial Conglomerates — 1.0%
DCC PLC	205,792	$17,229,594

		$17,229,594

Insurance — 2.7%
Allstate Corp. (The)	89,111	$11,588,886
Arch Capital Group, Ltd.(3)	291,171	11,355,669
Aviva PLC	1,617,563	8,687,346
AXA S.A.	535,149	13,858,766

		$45,490,667

Security	Shares	Value
Interactive Media & Services — 7.1%
Alphabet, Inc., Class C(3)(5)	29,410	$79,536,992
Facebook, Inc., Class A(3)(5)	91,757	32,693,019
Tencent Holdings, Ltd.	138,240	8,336,999

		$120,567,010

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(3)(5)	16,691	$55,540,805

		$55,540,805

IT Services — 4.4%
Amadeus IT Group S.A.(3)	259,207	$16,998,997
Fidelity National Information Services, Inc.	125,400	18,690,870
Global Payments, Inc.	68,740	13,295,003
Visa, Inc., Class A	105,502	25,994,638

		$74,979,508

Leisure Products — 1.0%
Yamaha Corp.	322,405	$17,865,750

		$17,865,750

Life Sciences Tools & Services — 1.0%
Lonza Group AG	21,350	$16,623,651

		$16,623,651

Machinery — 3.1%
Ingersoll Rand, Inc.(3)	214,762	$10,495,419
Sandvik AB	379,252	9,889,487
SMC Corp.	21,968	13,059,397
Stanley Black & Decker, Inc.	101,869	20,073,286

		$53,517,589

Metals & Mining — 1.6%
Anglo American PLC	334,915	$14,841,410
Rio Tinto, Ltd.	129,188	12,661,711

		$27,503,121

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	55,771	$885,086

		$885,086

Multi-Utilities — 0.4%
CMS Energy Corp.	113,754	$7,028,860

		$7,028,860

Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.(5)	137,737	$14,023,004
EOG Resources, Inc.	198,372	14,453,384
Phillips 66	148,692	10,918,453

		$39,394,841

Personal Products — 0.6%
Kose Corp.	59,996	$9,480,017

		$9,480,017

Security	Shares	Value
Pharmaceuticals — 8.3%
AstraZeneca PLC	177,263	$20,369,269
Eli Lilly & Co.	101,964	24,828,234
Novo Nordisk A/S, Class B	247,893	22,947,771
Roche Holding AG PC	61,746	23,853,225
Sanofi	245,848	25,340,342
Zoetis, Inc.	114,226	23,153,610

		$140,492,451

Professional Services — 3.8%
Recruit Holdings Co., Ltd.	298,491	$15,470,973
RELX PLC	898,909	26,422,788
Verisk Analytics, Inc.	117,442	22,306,934

		$64,200,695

Semiconductors & Semiconductor Equipment — 5.1%
ASML Holding NV	40,076	$30,633,443
Infineon Technologies AG	421,048	16,089,983
Micron Technology, Inc.(3)(5)	250,910	19,465,598
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(5)	171,591	20,014,374

		$86,203,398

Software — 6.6%
Adobe, Inc.(3)	14,820	$9,212,556
Dassault Systemes SE	312,145	17,218,604
Intuit, Inc.	25,575	13,553,983
Microsoft Corp.(5)	256,634	73,117,593

		$113,102,736

Specialty Retail — 2.0%
Lowe’s Cos., Inc.	67,682	$13,041,645
TJX Cos., Inc. (The)(5)	316,673	21,790,269

		$34,831,914

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	290,108	$42,315,153

		$42,315,153

Textiles, Apparel & Luxury Goods — 4.1%
adidas AG	87,583	$31,788,545
LVMH Moet Hennessy Louis Vuitton SE	22,748	18,213,573
VF Corp.	251,730	20,188,746

		$70,190,864

Total Common Stocks (identified cost $1,355,581,995)		$1,749,747,650

Corporate Bonds — 10.9%
Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(6)(7)	$2,048	$2,342,523

		$2,342,523

Security	Principal Amount (000’s omitted)		Value
Banks — 5.8%
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(6)(7)		$3,800	$4,127,750
Banco Davivienda S.A., 6.65% to 4/22/31(6)(7)(8)		1,000	1,057,335
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(6)(7)(8)		2,470	2,793,891
7.625% to 1/10/28(6)(7)(8)		1,160	1,325,202
8.375% to 10/14/30(6)(7)(8)		1,105	1,337,127
Barclays PLC, 6.125% to 12/15/25(6)(7)		2,500	2,786,575
BNP Paribas S.A., 4.625% to 2/25/31(6)(7)(8)		4,110	4,283,853
Citigroup, Inc.:
5.95% to 1/30/23(6)(7)		2,100	2,208,140
Series M, 6.30% to 5/15/24(6)(7)		6,675	7,205,663
Comerica, Inc., 5.625% to 7/1/25(6)(7)		2,922	3,258,401
Credit Suisse Group AG:
4.50% to 9/3/30(6)(7)(8)		2,963	2,954,407
7.50% to 7/17/23(6)(7)(8)		5,917	6,419,945
Deutsche Bank AG, 7.125% to 4/30/26(6)(7)(9)	GBP	3,700	5,612,302
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(6)(7)(8)		3,200	3,464,000
HSBC Holdings PLC:
4.60% to 12/17/30(6)(7)		2,022	2,081,649
6.375% to 9/17/24(6)(7)		1,515	1,657,031
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)		2,926	3,434,393
ING Groep NV, 6.50% to 4/16/25(6)(7)		3,100	3,469,675
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(6)(7)		9,303	9,401,844
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(7)		6,125	6,919,658
Natwest Group PLC:
4.60% to 6/28/31(6)(7)		752	771,740
6.00% to 12/29/25(6)(7)		1,642	1,828,778
8.00% to 8/10/25(6)(7)		5,035	5,961,062
Societe Generale S.A.:
4.75% to 5/26/26(6)(7)(8)		721	746,235
5.375% to 11/18/30(6)(7)(8)		6,249	6,764,543
Standard Chartered PLC, 4.75% to 1/14/31(6)(7)(8)		2,349	2,409,193
SVB Financial Group., Series C, 4.00% to 5/15/26(6)(7)		1,461	1,521,266
Truist Financial Corp., Series P, 4.95% to 9/1/25(6)(7)		1,463	1,601,985
Zions Bancorp NA, 5.80% to 6/15/23(6)(7)		1,501	1,555,513

			$98,959,156

Capital Markets — 0.8%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)		$3,510	$3,690,624
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(6)(7)		3,551	3,715,234
UBS Group AG:
4.375% to 2/10/31(6)(7)(8)		2,750	2,839,375
6.875% to 8/7/25(6)(7)(9)		2,364	2,716,085

			$12,961,318

Diversified Financial Services — 0.4%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(8)(10)		$3,235	$380,113
10.00%, 12/19/22(8)(10)		470	49,942
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(6)(7)(8)		3,764	3,858,100

Security	Principal Amount (000’s omitted)	Value
Textron Financial Corp., 1.891%, (3 mo. USD LIBOR + 1.735%), 2/15/67(8)(11)	$1,719	$1,464,030
Unifin Financiera SAB de CV, 7.375%, 2/12/26(8)	1,325	1,252,151

		$7,004,336

Electric Utilities — 0.9%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	$3,025	$3,548,280
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(6)	3,502	4,125,253
Southern California Edison Co., Series E, 6.25% to 2/1/22(6)(7)	1,705	1,733,904
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(6)	2,980	3,040,345
Series B, 5.50% to 3/15/22, 3/15/57(6)	2,469	2,520,028

		$14,967,810

Food Products — 0.5%
Land O’ Lakes, Inc., 8.00%(7)(8)	$8,391	$9,062,280

		$9,062,280

Gas Utilities — 0.3%
NiSource, Inc., 5.65% to 6/15/23(6)(7)	$4,965	$5,219,456

		$5,219,456

Insurance — 0.2%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(6)(7)(8)	$3,702	$4,072,200

		$4,072,200

Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(6)(7)	$6,450	$6,824,906
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(6)	873	953,096

		$7,778,002

Oil, Gas & Consumable Fuels — 1.3%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(6)(7)	$6,375	$6,212,663
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(6)(7)	9,900	7,756,650
Odebrecht Oil & Gas Finance, Ltd., 0.00%(7)(8)	6,981	96,055
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(6)(7)	8,080	7,241,700

		$21,307,068

Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(6)(7)	$2,514	$2,479,181

		$2,479,181

Total Corporate Bonds (identified cost $184,803,922)		$186,153,330

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
Global X U.S. Preferred ETF	329,690	$8,618,097
iShares Preferred & Income Securities ETF	215,532	8,496,271

Total Exchange-Traded Funds (identified cost $15,782,091)		$17,114,368

Preferred Stocks — 6.1%

Security	Shares	Value
Banks — 1.7%
AgriBank FCB, 6.875% to 1/1/24(6)	50,890	$5,585,178
CoBank ACB, Series F, 6.25% to 10/1/22(6)	37,717	4,035,719
Farm Credit Bank of Texas, 6.75% to 9/15/23(6)(8)	7,600	820,800
First Republic Bank, Series M, 4.00%	115,200	2,880,000
JPMorgan Chase & Co., Series LL, 4.625%	88,050	2,315,715
Signature Bank, Series A, 5.00%	117,000	3,078,270
Wells Fargo & Co.:
Series DD, 4.25%	120,000	3,002,400
Series L, 7.50% (Convertible)	3,647	5,516,124
Series Z, 4.75%	90,021	2,357,650

		$29,591,856

Capital Markets — 0.5%
Affiliated Managers Group, Inc., 4.75%	54,225	$1,448,892
KKR Group Finance Co. IX, LLC, 4.625%	177,000	4,652,445
Stifel Financial Corp., Series D, 4.50%	115,200	2,923,776

		$9,025,113

Electric Utilities — 0.8%
Brookfield BRP Holdings Canada, Inc., 4.625%	178,000	$4,460,680
SCE Trust III, Series H, 5.75% to 3/15/24(6)	76,426	1,937,399
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	37,216	932,261
SCE Trust V, Series K, 5.45% to 3/15/26(6)	68,884	1,756,542
Southern Co. (The), 4.95%	142,000	3,808,440

		$12,895,322

Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	88,127	$2,338,891

		$2,338,891

Food Products — 0.5%
Dairy Farmers of America, Inc., 7.875%(8)	64,930	$6,555,463
Ocean Spray Cranberries, Inc., Series A, 6.25%(8)	18,430	1,723,205

		$8,278,668

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(6)	59,970	$1,681,109

		$1,681,109

Insurance — 0.8%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	185,406	$5,271,092
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(6)	141,760	4,075,600
RenaissanceRe Holdings, Ltd., Series G, 4.20%	150,000	3,823,500

		$13,170,192

Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	399,098	$9,298,983

		$9,298,983

Pipelines — 0.3%
Energy Transfer Operating, L.P.:
Series C, 7.375% to 5/15/23(6)	116,000	$2,908,120
Series E, 7.60% to 5/15/24(6)	100,950	2,531,826

		$5,439,946

Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	117,848	$2,886,097
Series A-1, 6.50%	102,075	2,601,892
Series A2, 6.375%	134,005	3,407,747

		$8,895,736

Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	97,375	$2,565,831

		$2,565,831

Total Preferred Stocks (identified cost $99,429,454)		$103,181,647

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(12)	3,303,350	$3,303,350

Total Short-Term Investments (identified cost $3,303,350)		$3,303,350

Total Investments — 121.1%(13) (identified cost $1,658,900,812)		$2,059,500,345

Other Assets, Less Liabilities — (21.1)%		$(358,474,671)

Net Assets — 100.0%		$1,701,025,674

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

All or a portion of this security was on loan at July 31, 2021 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2021 was $229,955,744 and the total market value of the collateral received by the Fund was $236,519,655, comprised of cash.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $65,729,445 or 3.9% of the Fund’s net assets.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $8,328,387 or 0.5% of the Fund’s net assets.

(10)	Issuer is in default with respect to interest payments.

(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(13)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.6%	$1,164,760,167
United Kingdom	9.8	202,069,267
France	6.1	125,489,717
Switzerland	5.4	111,172,226
Japan	5.0	103,505,195
Germany	2.6	53,490,830
Netherlands	2.3	48,288,590
Sweden	2.3	46,542,318
Spain	1.8	36,620,689
Australia	1.7	35,525,337
Ireland	1.6	33,742,828
Denmark	1.1	22,947,771
Taiwan	1.0	20,014,374
Canada	0.5	9,690,069
China	0.4	8,336,999
India	0.4	8,074,284
Mexico	0.3	7,138,426
Bermuda	0.2	3,823,500
Colombia	0.1	1,057,335
Brazil	0.0 (1)	96,055
Exchange-Traded Funds	0.8	17,114,368

Total Investments	100.0%	$2,059,500,345

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,666,030	GBP	4,037,334	State Street Bank and Trust Company	8/31/21	$53,770	$—
USD	4,014,503	EUR	3,284,218	State Street Bank and Trust Company	8/31/21	116,494	—

						$170,264	$—

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended July 31, 2021, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $12,628,210, which represents 0.7% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$—	$1,781,137	$(4,329,522)	$806,951	$(386,050)	$9,324,860	$146,274	1,765,177
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	10,970,971	518,179,311	(525,847,327)	395	—	3,303,350	7,234	3,303,350

				$807,346	$(386,050)	$12,628,210	$153,508

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$143,802,543	$17,544,068	$—	$161,346,611
Consumer Discretionary	110,561,465	105,496,298	—	216,057,763
Consumer Staples	57,419,113	69,521,414	—	126,940,527
Energy	39,394,841	—	—	39,394,841
Financials	104,650,995	117,725,065	—	222,376,060

Asset Description	Level 1	Level 2		Level 3*	Total
Health Care	$109,787,839	$150,559,840		$—	$260,347,679
Industrials	80,191,455	146,800,407		0	226,991,862
Information Technology	281,129,996	113,183,099		—	394,313,095
Materials	—	45,258,681		—	45,258,681
Real Estate	19,887,733	—		—	19,887,733
Utilities	21,338,856	15,493,942		—	36,832,798
Total Common Stocks	$968,164,836	$781,582,814	**	$0	$1,749,747,650
Corporate Bonds	$—	$186,153,330		$—	$186,153,330
Exchange-Traded Funds	17,114,368	—		—	17,114,368
Preferred Stocks
Communication Services	2,565,831	—		—	2,565,831
Consumer Staples	—	8,278,668		—	8,278,668
Energy	14,738,929	—		—	14,738,929
Financials	36,693,019	15,094,142		—	51,787,161
Real Estate	11,234,627	—		—	11,234,627
Utilities	12,895,322	1,681,109		—	14,576,431
Total Preferred Stocks	$78,127,728	$25,053,919		$—	$103,181,647
Short-Term Investments	$—	$3,303,350		$—	$3,303,350
Total Investments	$1,063,406,932	$996,093,413		$0	$2,059,500,345
Forward Foreign Currency Exchange Contracts	$—	$170,264		$—	$170,264
Total	$1,063,406,932	$996,263,677		$0	$2,059,670,609

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.